Investment Objectives and Goals	Sep. 04, 2026
Defiance Daily Target 2X Long CBRS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG CBRS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Cerebras Systems Inc. (Nasdaq: CBRS). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2x Short CBRS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT CBRS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Cerebras Systems Inc. (Nasdaq: CBRS). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.